Long-Term Debt	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Long-Term Debt
6.	Long-Term Debt

	June 30, 2014	December 31, 2013
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	583,557	743,494
Norwegian Kroner Bonds due through 2019	472,845	312,947
U.S. Dollar-denominated Term Loans due through 2018	168,143	188,854
U.S. Dollar-denominated Term Loans due through 2023	847,818	949,531
U.S. Dollar Bonds due through 2023	471,118	174,150

Total	2,543,481	2,368,976
Less current portion	339,087	806,009

Long-term portion	2,204,394	1,562,967

As at June 30, 2014, the Partnership had eight long-term revolving credit facilities, which, as at such date, provided for total borrowings of up to $862.6 million, of which $279.1 million was undrawn. The total amount available under the revolving credit facilities reduces by $531.6 million (remainder of 2014), $77.8 million (2015), $140.5 million (2016), $39.6 million (2017) and $73.1 million (2018). Subsequent to June 30, 2014, the Partnership received commitments to refinance $330.0 million of revolving credit facilities coming due during the remainder of 2014. The refinancing is expected to be completed in September 2014, and the amount available under the new revolving credit facilities will reduce quarterly by $16.5 million per quarter over five years. Six of the revolving credit facilities are guaranteed by the Partnership and certain of its subsidiaries for all outstanding amounts and contain covenants that require the Partnership to maintain the greater of a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $75.0 million and 5.0% of the Partnership’s total consolidated debt. Two revolving credit facilities are guaranteed by Teekay Corporation and contain covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation’s total consolidated debt which has recourse to Teekay Corporation. The revolving credit facilities are collateralized by first-priority mortgages granted on 25 of the Partnership’s vessels, together with other related security.

In January 2014, the Partnership issued NOK 1,000 million in senior unsecured bonds that mature in January 2019 in the Norwegian bond market. As of June 30, 2014, the carrying amount of the bonds was $163.1 million. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 4.25%. The Partnership entered into a cross currency swap to swap all interest and principal payments into USD, with the interest payments fixed at a rate of 6.28%, and the transfer of the principal amount fixed at $162.2 million upon maturity in exchange for NOK 1,000 million (see note 9).

In January 2013, the Partnership issued in the Norwegian bond market NOK 1,300 million in senior unsecured bonds. The bonds were issued in two tranches maturing in January 2016 (NOK 500 million) and January 2018 (NOK 800 million). As at June 30, 2014, the carrying amount of the bonds was $212.0 million. The bonds are listed on the Oslo Stock Exchange. Interest payments on the tranche maturing in 2016 are based on NIBOR plus a margin of 4.00%. Interest payments on the tranche maturing in 2018 are based on NIBOR plus a margin of 4.75%. The Partnership entered into cross currency rate swaps to swap all interest and principal payments into USD, with interest payments fixed at a rate of 4.80% on the tranche maturing in 2016 and 5.93% on the tranche maturing in 2018 and the transfer of the principal amount fixed at $89.7 million upon maturity in exchange for NOK 500 million on the tranche maturing in 2016 and fixed at $143.5 million upon maturity in exchange for NOK 800 million on the tranche maturing in 2018 (see note 9). As part of this bond issuance, the Partnership repurchased at a premium NOK 388.5 million of a then outstanding NOK 600 million bond with a maturity date in November 2013. In connection with this repurchase of bonds, the Partnership terminated a similar notional amount of the related cross currency swap (see note 9). The Partnership recorded a loss in relation to this repurchase of $1.8 million in its consolidated statement of income for the six months ended June 30, 2013.

The Partnership has NOK 600 million of senior unsecured bonds that mature in January 2017 in the Norwegian bond market. As at June 30, 2014, the carrying amount of the bonds was $97.8 million. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 5.75%. The Partnership entered into a cross currency rate swap to swap all interest and principal payments into USD, with the interest payments fixed at a rate of 7.49%, and the transfer of the principal amount fixed at $101.4 million upon maturity in exchange for NOK 600 million (see note 9).

As at June 30, 2014, four of the Partnership’s 50% owned subsidiaries each had an outstanding term loan, which in the aggregate totaled $168.1 million. The term loans reduce over time with quarterly and semi-annual payments and have varying maturities through 2018. These term loans are collateralized by first-priority mortgages on the four shuttle tankers to which the loans relate, together with other related security. As at June 30, 2014, the Partnership had guaranteed $46.5 million of these term loans, which represents its 50% share of the outstanding term loans of three of these 50% owned subsidiaries. The other owner and Teekay Corporation have guaranteed $84.1 million and $37.5 million, respectively, of the outstanding term loans.

As at June 30, 2014, the Partnership had term loans outstanding for the shuttle tankers the Amundsen Spirit, theNansen Spirit, the Peary Spirit, the Scott Spirit, the Samba Spirit and the Lambada Spirit and for the Piranema Spirit and the Voyageur Spirit FPSO units, which in aggregate totaled $847.8 million. For the term loan for the Amundsen Spirit and the Nansen Spirit, one tranche reduces in semi-annual payments while the other tranche correspondingly is drawn up every six months with final bullet payments of $29.0 million due in 2022 and $29.1 million due in 2023, respectively. The Peary Spirit, the Scott Spirit, the Samba Spirit, the Lambada Spirit, the Piranema Spirit and the Voyageur Spirit term loans reduce over time with quarterly or semi-annual payments. These term loans have varying maturities through 2023 and are collateralized by first-priority mortgages on the vessels to which the loans relate, together with other related security. As at June 30, 2014, the Partnership had guaranteed $514.1 million of these term loans and Teekay Corporation had guaranteed $333.7 million.

In May 2014, the Partnership issued $300.0 million in senior unsecured bonds that mature in July 2019 in the US bond market. As of June 30, 2014, the carrying amount of the bonds was $300.0 million. The bonds are listed on the New York Stock Exchange. The interest payments on the bonds are fixed at a rate of 6.0%.

As at June 30, 2014, the Partnership had $171.1 million of ten-year senior unsecured bonds outstanding that mature in December 2023 and were issued in the second half of 2013 in a U.S. private placement to finance the Bossa Nova Spirit and the Sertanejo Spirit shuttle tankers. The bonds accrue interest at a fixed combined rate of 4.96%. The bonds are collateralized by first-priority mortgages on the two vessels to which the bonds relate, together with other related security.

Interest payments on the revolving credit facilities and the term loans are based on LIBOR plus margins. At June 30, 2014 and December 31, 2013, the margins ranged between 0.3% and 3.25%. The weighted-average effective interest rate on the Partnership’s variable rate long-term debt as at June 30, 2014 was 3.3% (December 31, 2013 - 2.7%). This rate does not include the effect of the Partnership’s interest rate swaps (see note 9).

The aggregate annual long-term debt principal repayments required to be made subsequent to June 30, 2014 are $549.5 million (remainder of 2014), $150.7 million (2015), $246.1 million (2016), $349.4 million (2017), $370.4 million (2018), and $877.4 million (thereafter).

The Partnership and a subsidiary of Teekay Corporation are borrowers under a loan arrangement and are jointly and severally liable for the obligations to the lender. The obligations resulting from long-term debt joint and several liability arrangements are measured at the sum of the amount the Partnership agreed to pay, on the basis of its arrangement with the co-obligor, and any additional amount the Partnership expects to pay on behalf of the co-obligor. As of June 30, 2014, this loan arrangement had an outstanding balance of $80.9 million, of which $45.9 million was the Partnership’s obligation. Teekay Corporation has indemnified the Partnership in respect of any losses and expenses arising from any breach by the co-obligor of the terms and conditions of the loan facility.

Obligations under the Partnership’s credit facilities are secured by certain vessels, and if the Partnership is unable to repay debt under the credit facilities, the lenders could seek to foreclose on those assets. The Partnership has one revolving credit facility that requires it to maintain a vessel value to drawn principal balance ratio of a minimum of 105%. As at June 30, 2014, this ratio was 144.2%. The vessel value used in this ratio is the appraised value prepared by the Partnership based on second hand sale and purchase market data. A further delay in the recovery of the conventional tanker market could negatively affect this ratio.

As at June 30, 2014, the Partnership and Teekay Corporation were in compliance with all covenants related to the credit facilities and long-term debt.